Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Capital Requirements [Abstract]
Minimum liquid capital requirements, Grande Capital	$ 384,615	$ 384,615
Capital levels maintained, Grande Capital	$ 2,465,656	$ 2,303,261